SUPPLEMENT TO THE PROSPECTUS OF
FIDELITY RETIREMENT RESERVES,®
FIDELITY INCOME ADVANTAGE,®
FIDELITY PERSONAL RETIREMENT ANNUITY,SM AND FIDELITY LIFETIME RESERVES®
ISSUED BY FIDELITY INVESTMENTS
LIFE INSURANCE COMPANY ("FILI")

SUPPLEMENT TO THE PROSPECTUS OF
RETIREMENT RESERVES, INCOME ADVANTAGE, PERSONAL RETIREMENT ANNUITY, AND
LIFETIME RESERVES ISSUED BY
EMPIRE FIDELITY INVESTMENTS
LIFE INSURANCE COMPANY® ("EFILI")

EACH DATED APRIL 30, 2006

THE FUNDS

The following fund names changed as indicated below.

The fund formerly known as Fidelity VIP Consumer Industries is now named Fidelity VIP Consumer Discretionary.

The fund formerly known as Fidelity VIP Cyclical Industries is now named Fidelity VIP Industrials.

The fund formerly known as Fidelity VIP Natural Resources is now named Fidelity VIP Energy.

The fund formerly known as Fidelity VIP Telecommunications & Utilities Growth is now named Fidelity VIP Utilities.

Important

You will find more complete information about the Funds, including the risks associated with each Fund, in their respective prospectuses. You should read them in conjunction with this prospectus. You can obtain a prospectus for any underlying Fund by calling 1-800-544-2442.

NRR/EVA/FIA/EFIA/FPRA/PRA/VUL/EVUL-10-06 October 1, 2006
1.834937.100